Nationwide Strategic Income Fund Expense Example - Nationwide Strategic Income Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 315
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,413
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 873